Fair value - Financial assets (Details) - EUR (€) € in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial assets measured at amortized cost
Total financial assets measured at amortized cost		€ 195,147	€ 162,834	€ 181,407
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss		43	3,994	3,883
Capitalized interests		2,500
Trade receivables (current)
Financial assets measured at amortized cost
Total financial assets measured at amortized cost		54,938	53,052	52,698
Other financial assets (non-current)
Financial assets measured at amortized cost
Total financial assets measured at amortized cost		408	423	493
Other current non-trade receivables
Financial assets measured at amortized cost
Total financial assets measured at amortized cost		5,883	7,055	643
Cash & cash equivalents
Financial assets measured at amortized cost
Total financial assets measured at amortized cost		133,918	102,304	127,573
Derivatives
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss		43	0	139
Convertible loan
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss		€ 0	3,994	3,744
Capitalized interests	€ 1,705
Loan duration		7 years
Interest rate percentage		10.00%
Fair value
Financial assets measured at amortized cost
Total financial assets measured at amortized cost		€ 195,147	162,834	181,407
Fair value | Trade receivables (current)
Financial assets measured at amortized cost
Total financial assets measured at amortized cost		54,938	53,052	52,698
Fair value | Other financial assets (non-current)
Financial assets measured at amortized cost
Total financial assets measured at amortized cost		408	423	493
Fair value | Other current non-trade receivables
Financial assets measured at amortized cost
Total financial assets measured at amortized cost		5,883	7,055	643
Fair value | Cash & cash equivalents
Financial assets measured at amortized cost
Total financial assets measured at amortized cost		€ 133,918	€ 102,304	€ 127,573